Long Term Debt - Summary of Long Term Debt (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Long term debt
Secured debt	₨ 68,937,810	$ 996,787	₨ 53,097,937
Secured debt other	9,588	139	10,886
Total debt	68,947,398	996,926	53,108,823
Current and Noncurrent
Current portion of long-term debt	7,288,995	105,393	873,883
Long-term debt	61,658,403	891,533	52,234,940
Secured Foreign Currency Term Loans [Member]
Long term debt
Secured debt	45,124,494	652,465	35,524,189
Secured Indian Rupee Term Loans [Member]
Long term debt
Secured debt	₨ 23,813,316	$ 344,322	₨ 17,573,746